Cover	Aug. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2025
Entity Registrant Name	TOPGOLF CALLAWAY BRANDS CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10962
Entity Tax Identification Number	95-3797580
Entity Address, Address Line One	2180 Rutherford Road
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008-7328
City Area Code	760
Local Phone Number	931-1771
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	MODG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000837465